Retirement, Postretirement And Other Benefit Plans (Weighted Average Assumptions Used To Determine Net Periodic Benefit Costs) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.81%	4.30%
Expected long-term return on plan assets	5.57%	5.56%
Rate of compensation increases	3.03%	3.00%
Post-Retirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.86%	4.31%
Expected long-term return on plan assets	(1.00%)	(1.00%)
Rate of compensation increases	3.00%	3.00%